Note 8 - Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of financial instruments at fair value through profit or loss [text block]
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30,	Sept. 30,	Sept. 30,	Sept. 30,
	2019	2018	2019	2018
Change in fair value of derivative instruments and other

Physical forward contracts and options (i)	$95,536	$2,612	$(129,438)	$(127,584)
Financial swap contracts and options (ii)	(27,679)	(30,758)	(43,314)	38,046
Foreign exchange forward contracts	1,926	(1,437)	1,698	867
Share swap	(7,862)	(2,298)	(7,026)	(5,561)
Unrealized foreign exchange on 6.5% convertible bond and 8.75% loan	(3,340)	3,784	2,475	(213)
6.5% convertible bond conversion feature	-	14	1	246
Weather derivatives (iii)	(7,916)	(30,181)	(10,938)	(30,181)
Other derivative options	14,798	(4,164)	10,004	(6,489)
Change in fair value of derivative instruments and other	$65,463	$(62,428)	$(176,536)	$(130,869)

Disclosure of detailed information about financial instruments [text block]
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options (i)	$57,013	$16,994	$27,847	$107,608
Financial swap contracts and options (ii)	10,712	9,575	45,366	22,912
Foreign exchange forward contracts	-	1	608	(807)
Share swap	-	-	18,933	-
Weather derivatives (iii)	3,815	-	-	-
Other derivative options	8,910	7,385	233	25
As at September 30, 2019	$80,450	$33,955	$92,987	$129,738
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options	$115,483	$7,237	$49,601	$50,174
Financial swap contracts and options	18,212	1,876	16,142	8,583
Foreign exchange forward contracts	-	56	1,555	-
Share swap	-	-	11,907	-
Other derivative options	10,817	86	182	4,901
As at March 31, 2019	$144,512	$9,255	$79,387	$63,658

Disclosure of fair value measurement of assets and liabilities [text block]
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$114,405	$114,405
Derivative financial liabilities	-	(34,796)	(187,929)	(222,725)
Total net derivative assets (liabilities)	$-	$(34,796)	$(73,524)	$(108,320)
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$153,767	$153,767
Derivative financial liabilities	-	(6,588)	(136,457)	(143,045)
Total net derivative assets (liabilities)	$-	$(6,588)	$17,310	$10,722

Disclosure of fair value measurement of liabilities [text block]
	Six months ended	Year ended
	Sept. 30, 2019	March 31, 2019
Balance, beginning of period	$17,310	$166,364
Total gains (losses)	(189,737)	19,644
Purchases	3,982	11,502
Sales	(8,817)	(25,575)
Settlements	103,738	(154,625)
Balance, end of period	$(73,524)	$17,310

Disclosure of fair value measurement of assets [text block]
	Level 1	Level 2	Level 3	Total
Investment in ecobee	$-	$-	$32,889	$32,889
Investment in Energy Earth	-	3,972	-	3,972
Total investments	$-	$3,972	$32,889	$36,861

Disclosure of financial assets that are either past due or impaired [text block]
	Sept. 30, 2019	Restated March 31, 2019

Current	$116,079	$117,095
1–30 days	33,076	61,840
31–60 days	14,011	34,772
61–90 days	12,471	25,268
Over 90 days	69,752	122,345
	$245,389	$361,320

Disclosure Of Allowance For Credit Losses [text block]
	Sept. 30, 2019	March 31, 2019

Balance, beginning of period	$182,365	$60,121
Provision for doubtful accounts	46,857	192,202
Bad debts written off	(47,507)	(90,231)
Adjustment from IFRS 9 adoption	-	23,636
Foreign exchange	517	(3,363)
Assets classified as held for sale	(81,193)	-
Balance, end of period	$101,039	$182,365

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	1–3 years	4–5 years	5 years
Trade and other payables	$618,361	$618,361	$618,361	$-	$-	$-
Long-term debt 1	725,449	752,874	222,536	165,416	364,923	-
Gas, electricity and non-commodity contracts	222,725	3,628,720	1,524,002	1,631,593	357,763	115,362
	$1,566,535	$4,999,955	$2,364,899	$1,797,009	$722,686	$115,362
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	1–3 years	4–5 years	5 years
Trade and other payables	$714,110	$714,110	$714,110	$-	$-	$-
Long-term debt 1	725,372	781,701	39,150	210,564	531,987	-
Gas, electricity and non-commodity contracts	143,045	3,500,493	1,899,713	1,439,479	119,212	42,089
	$1,582,527	$4,996,304	$2,652,973	$1,650,043	$651,199	$42,089

Disclosure of maturity analysis for contractual net interest payments [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years
Interest payments	$50,247	$90,015	$43,211	$-